Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2019	Sep. 30, 2017
Schedule Of Equity Method Investments [Line Items]
Loss in equity method investments		¥ 6,563	$ 1,030	¥ 7,526	¥ 2,199
Share of loss in equity method investments		6,563	$ 1,030	7,526	2,199
Alternative Investments
Schedule Of Equity Method Investments [Line Items]
Impairment loss		¥ 16,500		3,500	4,714
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage		11.95%
Equity-method investment		¥ 30,000
Equity-method investments acquired in cash		18,000		12,000
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage	29.00%
Equity-method investment		¥ 28,951
Equity-method investment cash contribution	¥ 29,000
Jinsong
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage		25.71%						30.00%
Equity-method investment		¥ 28,370
Preferred share investments amount					8,430	¥ 55,000
Ordinary share investments amount					¥ 1,940
Equity securities without readily determinable fair value		63,430
Loss in equity method investments		5,567
Pledge guarantee	¥ 150,000
Repayment of loan period	2022-03
AiFenLei
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage							52.50%
Equity securities without readily determinable fair value		0		0
Share of loss in equity method investments		9,259
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value		¥ 29,713		¥ 46,213